Vanguard Russell 2000 Growth Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.15%	6.86%	8.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.48%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.25%	6.96%	8.22%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.07%	6.76%	7.98%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.14%	5.42%	6.63%